UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5586

                      OPPENHEIMER CALIFORNIA MUNICIPAL FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

            Date of reporting period: AUGUST 1, 2003 - JULY 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's highly competitive results can be attributed to our ability to uncover higher-yielding bonds that we believe to be undervalued, out of favor or misunderstood by investors. By investing in these (often lesser-known) securities, we seek to enhance yields without a commensurate increase in risk. To further mitigate the credit risk, we have diversified the portfolio by issuer, coupon, structure and maturities.
   Among the Fund's largest sector exposures at the beginning of the period were master settlement agreement (MSA) bonds, special tax/special assessment bonds (land development), and higher education bonds. As the improving economy boosted government tax revenues and corporate profits, bonds in several of these areas showed considerable price appreciation. Selling those appreciated bonds at a profit, we reinvested in new opportunities in those same sectors. Additionally, we increased the Fund's investment in the hospitals and healthcare sector.
   For example, we purchased a San Jacinto land development bond that, after a bank restructuring, offered a considerably higher yield than other southern California land development bonds. Given California's persistent demand for housing, we believe that the potential rewards of this bond outweigh the risks.
   The Fund also had a 2.2% position in American Airlines project bonds at the beginning of the period that added to the portfolio's overall performance. We believe the outlook for airlines improved dramatically as the U.S. economy gained momentum. American Airlines, which stood on the edge of bankruptcy, subsequently pulled back from the brink, and their bonds have rebounded sharply as a result. Despite positive developments for airlines, the industry remains volatile, as higher fuel costs have slowed the recent positive momentum.
   Throughout the period, we maintained a relatively constant exposure to MSA securities. MSA bonds are BBB-rated bonds backed by a state's (or territory's) share of the national settlement agreement with major tobacco manufacturers. Often referred to as tobacco bonds, MSA bonds provided greater yields than other BBB bonds and so play an important role in generating strong current income. Their prices in the past year have been volatile as investors repeatedly responded to news of ongoing litigation in the tobacco industry, and this volatility detracted slightly from the Fund's total return. We believe the price volatility of MSA securities will abate, because we anticipate that


9  |   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

investors will come to understand them better and the supply will dissipate (there has been no new issuance in California since mid-2003).
   The Fund's position in municipal inverse floating rate securities also contributed to performance. These are highly rated, high yielding, tax-exempt securities whose interest rates move inversely to short-term rates. We seek to offset the greater interest rate sensitivity of these bonds by also investing in premium-coupon, callable bonds whose market prices fluctuate much less than long-term bond indices.
   As a longer-maturity municipal bond fund, we seek to offer shareholders yield-driven, long-term total return. The bonds in which the Fund invests are carefully researched and selected for their yield and structural characteristics, identified through our value-oriented approach.
   The Fund attempts to pay dividends on Class A shares at a constant level. However there is no assurance it will be able to do so and the dividend may be changed at any time without prior notice to shareholders. This practice did not affect the Fund's investment strategies or per share net asset values, or cause it to pay any distributions of capital.
COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2004. In the case of Class A and Class B shares, performance is measured over a ten-year period. In the case of Class C shares, performance is measured from inception of the Class on November 1, 1995. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.



10  |   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
  Oppenheimer California Municipal Fund (Class A)
  Lehman Brothers Municipal Bond Index


                                   [GRAPHIC]


                    Oppenheimer California        Lehman Brothers
Date                Municipal Fund (Class A)    Municipal Bond Index
12/31/1994                $ 9,525               $10,000
03/31/1995                 10,349                10,707
06/30/1995                 10,615                10,965
09/30/1995                 10,857                11,280
12/31/1995                 11,407                11,746
03/31/1996                 11,226                11,604
06/30/1996                 11,295                11,693
07/31/1996  1              11,446                11,799
10/31/1996                 11,725                12,096
01/31/1997                 11,931                12,289
04/30/1997                 11,974                12,339
07/31/1997                 12,716                13,009
10/31/1997                 12,817                13,123
01/31/1998                 13,245                13,531
04/30/1998                 13,112                13,486
07/31/1998                 13,437                13,788
10/31/1998                 13,784                14,175
01/31/1999                 14,037                14,431
04/30/1999                 14,018                14,423
07/31/1999                 13,650                14,185
10/31/1999                 13,043                13,924
01/31/2000                 12,821                13,907
04/30/2000                 13,263                14,291
07/31/2000                 13,768                14,796
10/31/2000                 14,128                15,109
01/31/2001                 14,655                15,754
04/30/2001                 14,546                15,773
07/31/2001                 15,031                16,287
10/31/2001                 15,508                16,697
01/31/2002                 15,350                16,684
04/30/2002                 15,466                16,877
07/31/2002                 15,962                17,380
10/31/2002                 16,056                17,676
01/31/2003                 15,923                17,929
04/30/2003                 15,875                18,311
07/31/2003                 15,871                18,007
10/31/2003                 16,619                18,580
01/31/2004                 17,671                19,038
04/30/2004                 17,325                18,801
07/31/2004                 17,384                19,048

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04
1-Year  4.33%     5-Year  3.94%     10-Year  5.19%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 14 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year end from 12/31 to 7/31.



11  |   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
  Oppenheimer California Municipal Fund (Class B)
  Lehman Brothers Municipal Bond Index

                                   [GRAPHIC]


                    Oppenheimer California        Lehman Brothers
Date                Municipal Fund (Class B)    Municipal Bond Index
12/31/1994                $10,000               $10,000
03/31/1995                 10,866                10,707
06/30/1995                 11,114                10,965
09/30/1995                 11,345                11,280
12/31/1995                 11,897                11,746
03/31/1996                 11,686                11,604
06/30/1996                 11,746                11,693
07/31/1996  1              11,884                11,799
10/31/1996                 12,151                12,096
01/31/1997                 12,340                12,289
04/30/1997                 12,362                12,339
07/31/1997                 13,103                13,009
10/31/1997                 13,193                13,123
01/31/1998                 13,608                13,531
04/30/1998                 13,435                13,486
07/31/1998                 13,740                13,788
10/31/1998                 14,082                14,175
01/31/1999                 14,300                14,431
04/30/1999                 14,267                14,423
07/31/1999                 13,853                14,185
10/31/1999                 13,212                13,924
01/31/2000                 12,976                13,907
04/30/2000                 13,384                14,291
07/31/2000                 13,868                14,796
10/31/2000                 14,204                15,109
01/31/2001                 14,738                15,754
04/30/2001                 14,628                15,773
07/31/2001                 15,116                16,287
10/31/2001                 15,595                16,697
01/31/2002                 15,437                16,684
04/30/2002                 15,553                16,877
07/31/2002                 16,052                17,380
10/31/2002                 16,147                17,676
01/31/2003                 16,012                17,929
04/30/2003                 15,964                18,311
07/31/2003                 15,960                18,007
10/31/2003                 16,712                18,580
01/31/2004                 17,771                19,038
04/30/2004                 17,422                18,801
07/31/2004                 17,482                19,048

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04
1-Year  3.70%     5-Year  3.83%     10-Year  5.22%

1. The Fund changed its fiscal year end from 12/31 to 7/31.


12  |   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
  Oppenheimer California Municipal Fund (Class C)
  Lehman Brothers Municipal Bond Index

                                  [GRAPHIC]


                    Oppenheimer California        Lehman Brothers
Date                Municipal Fund (Class C)    Municipal Bond Index
11/01/1995                $10,000               $10,000
12/31/1995                 10,290                10,264
03/31/1996                 10,102                10,140
06/30/1996                 10,142                10,218
07/31/1996   1             10,270                10,310
10/31/1996                 10,500                10,570
01/31/1997                 10,664                10,739
04/30/1997                 10,673                10,782
07/31/1997                 11,324                11,367
10/31/1997                 11,391                11,468
01/31/1998                 11,750                11,824
04/30/1998                 11,601                11,785
07/31/1998                 11,876                12,049
10/31/1998                 12,161                12,387
01/31/1999                 12,350                12,610
04/30/1999                 12,321                12,604
07/31/1999                 11,963                12,395
10/31/1999                 11,408                12,168
01/31/2000                 11,204                12,152
04/30/2000                 11,569                12,488
07/31/2000                 11,976                12,930
10/31/2000                 12,266                13,203
01/31/2001                 12,712                13,767
04/30/2001                 12,582                13,783
07/31/2001                 12,991                14,233
10/31/2001                 13,378                14,590
01/31/2002                 13,216                14,579
04/30/2002                 13,279                14,748
07/31/2002                 13,680                15,188
10/31/2002                 13,735                15,446
01/31/2003                 13,593                15,667
04/30/2003                 13,540                16,001
07/31/2003                 13,497                15,735
10/31/2003                 14,107                16,236
01/31/2004                 14,973                16,636
04/30/2004                 14,651                16,429
07/31/2004                 14,673                16,645

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04
1-Year 7.71% 5-Year 4.17% Since Inception (11/1/95) 4.48%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 14 FOR FURTHER INFORMATION.
1. The Fund changed its fiscal year end from 12/31 to 7/31.


13  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS AND THE ENDING ACCOUNT VALUES IN THE GRAPHS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

CLASS A shares of the Fund were first publicly offered on 11/3/88. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10 year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

14  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

15  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              BEGINNING        ENDING           EXPENSES PAID
                              ACCOUNT          ACCOUNT          DURING 6 MONTHS
                              VALUE (2/1/04)   VALUE (7/31/04)  ENDED 7/31/04
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $  983.80         $5.13
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,019.69          5.22
--------------------------------------------------------------------------------
Class B Actual                1,000.00           979.10          8.86
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,015.91          9.02
--------------------------------------------------------------------------------
Class C Actual                1,000.00           980.00          8.91
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,015.86          9.07

Hypothetical assumes 5% annual return before expenses.
Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those expense ratios for the 6-month period ended July 31, 2004 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.04%
------------------------
Class B        1.80
------------------------
Class C        1.81

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.
--------------------------------------------------------------------------------

16  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  July 31, 2004
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                               VALUE
   AMOUNT                                                                    COUPON               MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--104.9%
------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA--91.9%

$ 1,000,000     ABAG Finance Authority for NonProfit Corporations
                (Schools of Sacred Heart)                                      6.450%           06/01/2030       $   1,051,060
------------------------------------------------------------------------------------------------------------------------------
     90,000     ABAG Finance Authority for NonProfit Corporations COP          6.000            08/15/2020              94,727
------------------------------------------------------------------------------------------------------------------------------
    450,000     ABAG Finance Authority for NonProfit Corporations COP
                (American Baptist Homes of the West)                           5.750            10/01/2017             437,504
------------------------------------------------------------------------------------------------------------------------------
    250,000     ABAG Finance Authority for NonProfit Corporations COP
                (Lytton Gardens)                                               6.000            02/15/2019             267,005
------------------------------------------------------------------------------------------------------------------------------
    440,000     ABAG Finance Authority for NonProfit Corporations COP
                (O'Connor Woods)                                               6.200            11/01/2029             456,742
------------------------------------------------------------------------------------------------------------------------------
  4,300,000     ABAG Finance Authority for NonProfit Corporations COP
                (Redwood Senior Homes & Services)                              6.125            11/15/2032           4,315,781
------------------------------------------------------------------------------------------------------------------------------
     55,000     Adelanto Improvement Agency, Series B                          5.500            12/01/2023              56,099
------------------------------------------------------------------------------------------------------------------------------
  6,335,000     Agua Mansa Industrial Growth Association Special Tax           6.500            09/01/2033           6,369,399
------------------------------------------------------------------------------------------------------------------------------
  4,000,000     Anaheim Public Financing Authority RITES 1                    11.270 2          12/28/2018           5,069,040
------------------------------------------------------------------------------------------------------------------------------
     25,000     Azusa COP                                                      5.750            08/01/2020              25,791
------------------------------------------------------------------------------------------------------------------------------
  2,500,000     Azusa Special Tax Community Facilities District
                (Mountain Cove)                                                6.000            09/01/2032           2,537,400
------------------------------------------------------------------------------------------------------------------------------
     20,000     Baldwin Park Financing Authority (Community Center)            6.050            08/01/2019              20,467
------------------------------------------------------------------------------------------------------------------------------
  1,500,000     Beaumont Financing Authority, Series A                         5.750            09/01/2034           1,442,925
------------------------------------------------------------------------------------------------------------------------------
  5,000,000     Beaumont Financing Authority, Series B                         6.000            09/01/2034           4,782,200
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Buena Park Special Tax (Park Mall)                             6.100            09/01/2028           1,002,890
------------------------------------------------------------------------------------------------------------------------------
    700,000     Buena Park Special Tax (Park Mall)                             6.125            09/01/2033             700,791
------------------------------------------------------------------------------------------------------------------------------
  5,400,000     CA CDA (Berkeley Montessori School)                            7.250            10/01/2033           5,548,284
------------------------------------------------------------------------------------------------------------------------------
  2,000,000     CA CDA (East Valley Tourist)                                   9.250            10/01/2020           2,169,980
------------------------------------------------------------------------------------------------------------------------------
  7,600,000     CA CDA (East Valley Tourist)                                  11.000            10/01/2020           7,603,952
------------------------------------------------------------------------------------------------------------------------------
  5,000,000     CA CDA (John F. Kennedy University)                            6.750            10/01/2033           4,737,000
------------------------------------------------------------------------------------------------------------------------------
  6,000,000     CA CDA (Marin Montessori School)                               7.000            10/01/2033           6,060,000
------------------------------------------------------------------------------------------------------------------------------
  1,400,000     CA CDA (Napa Valley Hospice)                                   7.000            01/01/2034           1,419,040
------------------------------------------------------------------------------------------------------------------------------
  1,650,000     CA CDA (Notre Dame de Namur University)                        6.500            10/01/2023           1,606,671
------------------------------------------------------------------------------------------------------------------------------
  1,635,000     CA CDA (Notre Dame de Namur University)                        6.625            10/01/2033           1,583,825
------------------------------------------------------------------------------------------------------------------------------
  1,645,000     CA County Tobacco Securitization Agency (TASC)                 5.750            06/01/2027           1,436,546
------------------------------------------------------------------------------------------------------------------------------
  7,000,000     CA County Tobacco Securitization Agency (TASC)                 5.750            06/01/2029           5,943,000
------------------------------------------------------------------------------------------------------------------------------
  6,230,000     CA County Tobacco Securitization Agency (TASC)                 5.875            06/01/2027           5,407,515
------------------------------------------------------------------------------------------------------------------------------
  9,000,000     CA County Tobacco Securitization Agency (TASC)                 5.875            06/01/2035           7,174,260
------------------------------------------------------------------------------------------------------------------------------
    240,000     CA County Tobacco Securitization Agency (TASC)                 5.875            06/01/2043             188,868
------------------------------------------------------------------------------------------------------------------------------
  1,250,000     CA County Tobacco Securitization Agency (TASC)                 5.875            06/01/2043             983,688
------------------------------------------------------------------------------------------------------------------------------
 10,400,000     CA County Tobacco Securitization Agency (TASC)                 6.000            06/01/2035           8,442,200
------------------------------------------------------------------------------------------------------------------------------
 20,900,000     CA County Tobacco Securitization Agency (TASC)                 6.000            06/01/2042          16,786,880
------------------------------------------------------------------------------------------------------------------------------
 10,000,000     CA County Tobacco Securitization Agency (TASC)                 6.125            06/01/2038           8,226,900
------------------------------------------------------------------------------------------------------------------------------
     65,000     CA Department of Veterans Affairs Home Purchase                5.500            12/01/2019              67,714

17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                               VALUE
   AMOUNT                                                                    COUPON               MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
$   190,000     CA EFA (Carnegie Institution of Washington)                    5.600%           10/01/2023     $       194,307
------------------------------------------------------------------------------------------------------------------------------
     20,000     CA EFA (College and University Financing)                      6.250            06/01/2018              20,219
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     CA EFA (Western University Health Sciences)                    6.000            10/01/2032           1,051,590
------------------------------------------------------------------------------------------------------------------------------
    100,000     CA GO                                                          5.150            10/01/2019             101,444
------------------------------------------------------------------------------------------------------------------------------
    125,000     CA GO                                                          5.500            04/01/2019             126,930
------------------------------------------------------------------------------------------------------------------------------
      5,000     CA GO                                                          5.500            03/01/2020               5,119
------------------------------------------------------------------------------------------------------------------------------
     25,000     CA GO                                                          5.500            03/01/2020              25,562
------------------------------------------------------------------------------------------------------------------------------
     50,000     CA GO                                                          5.500            10/01/2022              50,254
------------------------------------------------------------------------------------------------------------------------------
     35,000     CA GO                                                          5.750            11/01/2017              35,313
------------------------------------------------------------------------------------------------------------------------------
      5,000     CA GO                                                          6.000            05/01/2018               5,146
------------------------------------------------------------------------------------------------------------------------------
  1,070,000     CA Golden State Tobacco Securitization Corp.                   6.250            06/01/2033             970,383
------------------------------------------------------------------------------------------------------------------------------
 37,215,000     CA Golden State Tobacco Securitization Corp.                   6.625            06/01/2040          32,785,671
------------------------------------------------------------------------------------------------------------------------------
    830,000     CA Golden State Tobacco Securitization Corp.                   6.750            06/01/2039             749,058
------------------------------------------------------------------------------------------------------------------------------
  1,350,000     CA Golden State Tobacco Securitization Corp.                   7.800            06/01/2042           1,371,695
------------------------------------------------------------------------------------------------------------------------------
  2,000,000     CA Golden State Tobacco Securitization Corp.                   7.900            06/01/2042           2,044,880
------------------------------------------------------------------------------------------------------------------------------
  2,810,000     CA Golden State Tobacco Securitization Corp. (TASC)            7.875            06/01/2042           2,868,560
------------------------------------------------------------------------------------------------------------------------------
    150,000     CA Golden State Tobacco Securitization Corp. (TASC)            7.875            06/01/2042             153,126
------------------------------------------------------------------------------------------------------------------------------
  7,000,000     CA Golden State Tobacco Securitization Corp. RITES 1          12.690 2          06/01/2043           7,071,190
------------------------------------------------------------------------------------------------------------------------------
     10,000     CA Health Facilities Financing Authority
                (Sisters of Providence)                                        6.400            10/01/2005              10,074
------------------------------------------------------------------------------------------------------------------------------
    600,000     CA Health Facilities Financing Authority
                (Small Facilities Loan), Series B                              7.400            04/01/2014             631,692
------------------------------------------------------------------------------------------------------------------------------
     25,000     CA HFA (Multifamily), Series A                                 5.900            02/01/2028              25,597
------------------------------------------------------------------------------------------------------------------------------
  1,090,000     CA HFA (Single Family Mtg.), Series A-2                        6.450            08/01/2025           1,110,634
------------------------------------------------------------------------------------------------------------------------------
     30,000     CA HFA, Series A                                               5.600            08/01/2011              31,163
------------------------------------------------------------------------------------------------------------------------------
    140,000     CA HFA, Series B                                               5.650            08/01/2014             142,950
------------------------------------------------------------------------------------------------------------------------------
    645,000     CA HFA, Series B-1                                             5.600            08/01/2017             670,839
------------------------------------------------------------------------------------------------------------------------------
     20,000     CA HFA, Series F                                               6.100            08/01/2015              20,494
------------------------------------------------------------------------------------------------------------------------------
    975,000     CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company)                             5.850            06/01/2021             985,735
------------------------------------------------------------------------------------------------------------------------------
    145,000     CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company)                             5.850            06/01/2021             146,828
------------------------------------------------------------------------------------------------------------------------------
  4,660,000     CA Pollution Control Financing Authority
                (Southern California Edison Company)                           6.400            12/01/2024           4,695,696
------------------------------------------------------------------------------------------------------------------------------
    800,000     CA Pollution Control Financing Authority
                (Southern California Edison Company)                           6.400            12/01/2024             815,280
------------------------------------------------------------------------------------------------------------------------------
     10,000     CA Public Works (Department of Corrections)                    5.500            06/01/2019              10,227
------------------------------------------------------------------------------------------------------------------------------
     15,000     CA Public Works (State Universities)                           5.500            12/01/2018              15,331
------------------------------------------------------------------------------------------------------------------------------
     50,000     CA Public Works (State Universities)                           5.500            06/01/2019              50,636
------------------------------------------------------------------------------------------------------------------------------
     50,000     CA Public Works (State Universities)                           5.500            06/01/2021              50,623
------------------------------------------------------------------------------------------------------------------------------
    415,000     CA Public Works (State Universities)                           5.500            06/01/2021             420,171

18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PRINCIPAL                                                                                                               VALUE
   AMOUNT                                                                    COUPON               MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
$   370,000     CA Public Works (State Universities)                           5.500%           06/01/2021     $       374,533
------------------------------------------------------------------------------------------------------------------------------
     25,000     CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.), Series B                                 7.750            09/01/2026              25,265
------------------------------------------------------------------------------------------------------------------------------
    460,000     CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.), Series D                                 6.700            05/01/2029             468,137
------------------------------------------------------------------------------------------------------------------------------
  2,870,000     CA Statewide CDA (Aspire Public Schools)                       7.250            08/01/2032           2,932,738
------------------------------------------------------------------------------------------------------------------------------
    265,000     CA Statewide CDA (CA Odd Fellow Hsg.)                          5.500            10/01/2023             266,542
------------------------------------------------------------------------------------------------------------------------------
    860,000     CA Statewide CDA (Citrus Gardens Apartments)                   6.500            07/01/2032             871,541
------------------------------------------------------------------------------------------------------------------------------
  1,435,000     CA Statewide CDA (Citrus Gardens Apartments)                   9.000            07/01/2032           1,434,641
------------------------------------------------------------------------------------------------------------------------------
  3,750,000     CA Statewide CDA (East Campus Apartments)                      5.625            08/01/2034           3,766,538
------------------------------------------------------------------------------------------------------------------------------
  5,000,000     CA Statewide CDA (Fairfield Apartments)                        7.250            01/01/2035           5,021,350
------------------------------------------------------------------------------------------------------------------------------
  1,485,000     CA Statewide CDA (Quail Ridge Apartments)                      6.500            07/01/2032           1,468,873
------------------------------------------------------------------------------------------------------------------------------
  2,120,000     CA Statewide CDA (Quail Ridge Apartments)                      9.000            07/01/2032           2,019,448
------------------------------------------------------------------------------------------------------------------------------
  4,000,000     CA Statewide CDA (Turning Point)                               6.500            11/01/2031           4,056,520
------------------------------------------------------------------------------------------------------------------------------
  7,800,000     CA Statewide CDA COP (Cedars-Sinai Medical Center)
                INFLOS 1                                                       9.097 2          11/01/2015           7,992,738
------------------------------------------------------------------------------------------------------------------------------
  7,000,000     CA Statewide CDA COP
                (Pride Industries/Pride Industries One Obligated Group)        7.250            11/01/2029           7,193,060
------------------------------------------------------------------------------------------------------------------------------
  2,000,000     CA Statewide CDA COP (Windward School)                         6.900            09/01/2023           2,025,940
------------------------------------------------------------------------------------------------------------------------------
  4,500,000     CA Statewide CDA COP INFLOS                                   10.003 2          10/01/2011           5,540,580
------------------------------------------------------------------------------------------------------------------------------
  5,000,000     CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                              6.000            05/01/2037           4,044,700
------------------------------------------------------------------------------------------------------------------------------
 11,720,000     CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                              6.000            05/01/2043           9,403,659
------------------------------------------------------------------------------------------------------------------------------
 30,000,000     CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                              6.000            05/01/2043          24,070,800
------------------------------------------------------------------------------------------------------------------------------
  5,935,000     CA Valley Health System COP                                    6.875            05/15/2023           4,995,846
------------------------------------------------------------------------------------------------------------------------------
     75,000     CA Valley Health System, Series A                              6.500            05/15/2025              77,720
------------------------------------------------------------------------------------------------------------------------------
     10,000     CA Veterans GO, Series BH                                      5.500            12/01/2018              10,095
------------------------------------------------------------------------------------------------------------------------------
     75,000     CA Veterans GO, Series BP                                      5.500            12/01/2026              75,029
------------------------------------------------------------------------------------------------------------------------------
    150,000     CA Veterans GO, Series BR                                      5.250            12/01/2026             145,668
------------------------------------------------------------------------------------------------------------------------------
     25,000     CA Water Resource Devel. GO                                    5.500            04/01/2009              25,078
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Calaveras County Special Tax Community Facilities
                District No. 2 3                                               7.000            09/01/2026           1,058,070
------------------------------------------------------------------------------------------------------------------------------
  2,330,000     Campbell Redevel. Agency Tax Allocation                        6.600            10/01/2032           2,494,288
------------------------------------------------------------------------------------------------------------------------------
  6,000,000     Carson Redevel. Agency                                         6.000            01/01/2035           5,737,680
------------------------------------------------------------------------------------------------------------------------------
  1,200,000     Chino Community Facilities District Special Tax                6.000            09/01/2028           1,210,368
------------------------------------------------------------------------------------------------------------------------------
  1,340,000     Chino Community Facilities District Special Tax                6.000            09/01/2033           1,346,901
------------------------------------------------------------------------------------------------------------------------------
  7,000,000     Chula Vista Redevel. Agency (Bayfront)                         7.625            09/01/2024           7,537,530
------------------------------------------------------------------------------------------------------------------------------
  1,825,000     Coalinga Regional Medical Center COP                           5.750            09/01/2024           1,773,079
------------------------------------------------------------------------------------------------------------------------------
  3,040,000     Coalinga Regional Medical Center COP                           6.000            09/01/2034           2,956,157

19 |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                               VALUE
   AMOUNT                                                                    COUPON               MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
$ 2,435,000     Colton Community Facilities District Special Tax               7.500 %          09/01/2020      $    2,573,576
------------------------------------------------------------------------------------------------------------------------------
    815,000     Commerce CDC Tax Allocation                                    5.750            08/01/2010             864,797
------------------------------------------------------------------------------------------------------------------------------
  2,800,000     Commerce CDC Tax Allocation                                    6.000            08/01/2021           2,848,888
------------------------------------------------------------------------------------------------------------------------------
  1,410,000     Commerce Joint Powers Finance Authority
                (Community Center), Series A                                   6.250            10/01/2022           1,463,933
------------------------------------------------------------------------------------------------------------------------------
  3,075,000     Contra Costa County Special Tax Community
                Facilities District                                            5.580            08/01/2016           3,139,022
------------------------------------------------------------------------------------------------------------------------------
    185,000     Corona (Single Family Mtg.), Series B                          6.300            11/01/2028             186,820
------------------------------------------------------------------------------------------------------------------------------
  1,500,000     Corona-Norco Unified School District Public
                Financing Authority                                            6.125            09/01/2034           1,522,335
------------------------------------------------------------------------------------------------------------------------------
    195,000     Cupertino Union School District GO                             5.600            08/01/2021             197,459
------------------------------------------------------------------------------------------------------------------------------
  3,345,000     Davis Public Facilities Finance Authority (Mace Ranch Area)    6.600            09/01/2025           3,489,705
------------------------------------------------------------------------------------------------------------------------------
  3,280,000     East Palo Alto Redevel. Agency Tax Allocation
                (University Circle-Gateway)                                    6.625            10/01/2029           3,470,601
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Elk Grove Special Tax (East Franklin Community)                6.000            08/01/2033             996,590
------------------------------------------------------------------------------------------------------------------------------
  1,625,000     Folsom Special Tax Community Facilities District No. 10        6.300            09/01/2012           1,724,304
------------------------------------------------------------------------------------------------------------------------------
  8,500,000     Folsom Special Tax Community Facilities District No. 10        6.875            09/01/2019           9,045,360
------------------------------------------------------------------------------------------------------------------------------
  3,000,000     Huntington Park Public Financing Authority, Series A           6.200            10/01/2025           3,087,540
------------------------------------------------------------------------------------------------------------------------------
  2,000,000     Indio Improvement Bond Act of 1915 Assessment
                District No. 2003-03                                           6.125            09/02/2029           1,914,800
------------------------------------------------------------------------------------------------------------------------------
  2,000,000     Indio Public Financing Authority                               6.100            09/02/2029           1,994,000
------------------------------------------------------------------------------------------------------------------------------
  4,250,000     Indio Redevel. Agency Tax, Series B                            6.500            08/15/2034           4,288,803
------------------------------------------------------------------------------------------------------------------------------
  1,500,000     Jurupa Community Facilities District Special Tax               5.875            09/01/2033           1,459,185
------------------------------------------------------------------------------------------------------------------------------
  6,500,000     La Verne COP (Bethren Hillcrest Homes)                         5.600            02/15/2033           6,525,480
------------------------------------------------------------------------------------------------------------------------------
  4,500,000     La Verne COP (Bethren Hillcrest Homes)                         6.625            02/15/2025           4,547,385
------------------------------------------------------------------------------------------------------------------------------
  5,000,000     Lathrop Special Tax Community Facilities District No. 03-2     7.000            09/01/2033           4,990,300
------------------------------------------------------------------------------------------------------------------------------
     25,000     Loma Linda Collateralized Loan (Redlands)                      7.375            06/01/2009              25,390
------------------------------------------------------------------------------------------------------------------------------
     10,000     Los Angeles County Public Works Financing Authority            5.250            12/01/2016              10,223
------------------------------------------------------------------------------------------------------------------------------
  2,375,000     Los Angeles Department of Water & Power RITES 1               15.282 2          07/01/2024           2,488,098
------------------------------------------------------------------------------------------------------------------------------
     75,000     Los Angeles Harbor Department, Series B                        5.375            11/01/2019              78,012
------------------------------------------------------------------------------------------------------------------------------
     25,000     Los Angeles Regional Airports Improvement Corp.
                (United Airlines) 1,4,5                                        8.800            11/15/2021              12,813
------------------------------------------------------------------------------------------------------------------------------
  2,500,000     Los Angeles USD ROLs 1                                        10.090 2          07/01/2015           3,196,700
------------------------------------------------------------------------------------------------------------------------------
  2,500,000     Los Angeles USD ROLs 1                                        10.090 2          07/01/2016           3,196,700
------------------------------------------------------------------------------------------------------------------------------
  1,500,000     Los Angeles USD ROLs 1                                        10.090 2          07/01/2017           1,918,020
------------------------------------------------------------------------------------------------------------------------------
     65,000     M-S-R Public Power Agency (San Juan)                           6.000            07/01/2022              66,778
------------------------------------------------------------------------------------------------------------------------------
     95,000     Madera County COP (Valley Children's Hospital)                 5.750            03/15/2028              98,618
------------------------------------------------------------------------------------------------------------------------------
  1,785,000     Murrieta Valley Unified School District Special Tax            6.000            09/01/2035           1,787,981
------------------------------------------------------------------------------------------------------------------------------
    750,000     Murrieta Valley Unified School District Special Tax            6.200            09/01/2035             755,070
------------------------------------------------------------------------------------------------------------------------------
  1,320,000     Norco Special Tax Community Facilities District No. 97-1       7.100            10/01/2030           1,408,414
------------------------------------------------------------------------------------------------------------------------------
  5,505,000     Northern CA Tobacco Securitization Authority (TASC)            5.375            06/01/2041           4,003,787

20 |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PRINCIPAL                                                                                                               VALUE
   AMOUNT                                                                    COUPON               MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
$ 2,800,000     Novato, CA Special Tax Community Facilities
                District No. 1                                                 7.250 %          08/01/2021     $     2,866,220
------------------------------------------------------------------------------------------------------------------------------
     30,000     Oakland GO                                                     6.000            06/15/2017              30,100
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Orange County Community Facilities District
                (Ladera Ranch), Series A                                       6.250            08/15/2030           1,025,910
------------------------------------------------------------------------------------------------------------------------------
  2,250,000     Orange County Community Facilities District
                (Ladera Ranch), Series A                                       6.700            08/15/2029           2,488,343
------------------------------------------------------------------------------------------------------------------------------
     50,000     Palmdale Multifamily Hsg., Series A                            7.375            09/01/2024              50,532
------------------------------------------------------------------------------------------------------------------------------
  2,085,000     Perris Community Facilities District Special Tax
                (Amber Oaks)                                                   6.000            09/01/2034           2,049,242
------------------------------------------------------------------------------------------------------------------------------
  2,500,000     Perris Community Facilities District Special Tax
                (Chaparral Ridge)                                              6.250            09/01/2033           2,484,900
------------------------------------------------------------------------------------------------------------------------------
  3,605,000     Perris Community Facilities District Special Tax, Series B     6.000            09/01/2034           3,543,174
------------------------------------------------------------------------------------------------------------------------------
  1,250,000     Perris Public Financing Authority, Series A                    6.250            09/01/2033           1,270,400
------------------------------------------------------------------------------------------------------------------------------
  3,500,000     Pittsburg Redevel. Agency
                (Los Medanos Community Devel.)                                 6.200            08/01/2019           3,689,070
------------------------------------------------------------------------------------------------------------------------------
    500,000     Pomona (Single Family Mtg.), Series B                          7.500            08/01/2023             652,120
------------------------------------------------------------------------------------------------------------------------------
  2,500,000     Port Oakland RITES 1                                           9.939 2          11/01/2015           2,953,125
------------------------------------------------------------------------------------------------------------------------------
  2,500,000     Port Oakland RITES 1                                          10.189 2          11/01/2017           2,971,525
------------------------------------------------------------------------------------------------------------------------------
  2,430,000     Port Oakland RITES 1                                          15.248 2          11/01/2022           2,530,748
------------------------------------------------------------------------------------------------------------------------------
  5,025,000     Port Oakland RITES 1                                          15.248 2          11/01/2032           4,630,136
------------------------------------------------------------------------------------------------------------------------------
  2,660,000     Port Oakland RITES 1                                          16.748 2          11/01/2025           2,872,960
------------------------------------------------------------------------------------------------------------------------------
  1,500,000     Redding Electric COP Linked SAVRS & RIBS                       5.684 6          06/28/2019           1,519,215
------------------------------------------------------------------------------------------------------------------------------
  3,000,000     Redding Electric COP RIBS                                     11.184 2          07/08/2022           4,057,200
------------------------------------------------------------------------------------------------------------------------------
     15,000     Rosemead Redevel. Agency                                       5.500            10/01/2018              15,133
------------------------------------------------------------------------------------------------------------------------------
  1,500,000     Roseville Woodcreek West Community Facility                    6.500            09/01/2015           1,590,120
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Roseville Woodcreek West Community Facility                    6.700            09/01/2025           1,045,540
------------------------------------------------------------------------------------------------------------------------------
     10,000     Sacramento County Airport System, Series A                     5.900            07/01/2024              10,726
------------------------------------------------------------------------------------------------------------------------------
     35,000     Sacramento County Airport System, Series B                     5.750            07/01/2024              35,235
------------------------------------------------------------------------------------------------------------------------------
    125,000     San Bernardino County COP (Medical Center Financing)           5.500            08/01/2024             127,794
------------------------------------------------------------------------------------------------------------------------------
    150,000     San Bernardino Joint Powers Financing Authority
                (Department of Transportation)                                 5.500            12/01/2020             158,657
------------------------------------------------------------------------------------------------------------------------------
  3,750,000     San Diego County COP
                (Developmental Service Foundation)                             5.500            09/01/2027           3,623,813
------------------------------------------------------------------------------------------------------------------------------
    315,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                             5.900            06/01/2018             319,035
------------------------------------------------------------------------------------------------------------------------------
     50,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                             5.900            06/01/2018              50,421
------------------------------------------------------------------------------------------------------------------------------
     40,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                             5.900            09/01/2018              40,772
------------------------------------------------------------------------------------------------------------------------------
     25,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                             5.900            09/01/2018              25,570

21 |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                               VALUE
   AMOUNT                                                                    COUPON               MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
$    30,000     San Diego Sewer, Series A                                      5.250%           05/15/2020     $        30,362
------------------------------------------------------------------------------------------------------------------------------
  1,880,000     San Diego Unified School District GO RITES 1                  15.351 2          07/01/2027           1,921,210
------------------------------------------------------------------------------------------------------------------------------
  2,445,000     San Diego Unified School District GO RITES 1                  16.355 2          07/01/2023           3,006,274
------------------------------------------------------------------------------------------------------------------------------
     15,000     San Francisco City & County Airports Commission                5.500            05/01/2026              15,373
------------------------------------------------------------------------------------------------------------------------------
     25,000     San Francisco City & County Airports Commission                5.500            05/01/2026              25,622
------------------------------------------------------------------------------------------------------------------------------
     50,000     San Francisco City & County Airports Commission                5.625            05/01/2021              52,631
------------------------------------------------------------------------------------------------------------------------------
    125,000     San Francisco City & County Airports Commission                5.750            05/01/2020             129,123
------------------------------------------------------------------------------------------------------------------------------
     25,000     San Gabriel Valley Schools Financing Authority
                (Pomona Unified School District)                               5.850            02/01/2020              25,622
------------------------------------------------------------------------------------------------------------------------------
  6,490,000     San Jacinto Financing Authority, Tranche A                     0.000 7          09/01/2033           5,927,382
------------------------------------------------------------------------------------------------------------------------------
  6,345,000     San Jacinto Financing Authority, Tranche B                     0.000 7          09/01/2033           5,794,952
------------------------------------------------------------------------------------------------------------------------------
  6,530,000     San Jacinto Financing Authority, Tranche C                     0.000 7          09/01/2033           5,614,494
------------------------------------------------------------------------------------------------------------------------------
     25,000     San Jose Finance Authority, Series B                           5.625            11/15/2018              25,244
------------------------------------------------------------------------------------------------------------------------------
     45,000     San Jose Redevel. Agency                                       5.750            08/01/2024              46,023
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Santa Ana Financing Authority (Mainplace)                      5.600            09/01/2019           1,052,670
------------------------------------------------------------------------------------------------------------------------------
     50,000     Santa Cruz Sewer (Secondary Wastewater Treatment)              5.700            11/01/2023              50,420
------------------------------------------------------------------------------------------------------------------------------
  3,990,000     Santaluz Special Tax Community Facilities District No. 2       6.375            09/01/2030           4,035,247
------------------------------------------------------------------------------------------------------------------------------
     25,000     Sonoma County Community Redevel. Agency (Roseland)             7.900            08/01/2013              25,697
------------------------------------------------------------------------------------------------------------------------------
    185,000     Southern CA Public Power Authority                             5.500            07/01/2020             185,599
------------------------------------------------------------------------------------------------------------------------------
     30,000     Southern CA Public Power Authority                             6.000            07/01/2018              30,629
------------------------------------------------------------------------------------------------------------------------------
    150,000     Southern CA Public Power Authority RIBS                        9.840 2          07/01/2012             151,065
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Southern CA Tobacco Securitization Authority (TASC)            5.500            06/01/2036             804,790
------------------------------------------------------------------------------------------------------------------------------
  3,000,000     Southern CA Tobacco Securitization Authority (TASC)            6.000            06/01/2043           2,332,530
------------------------------------------------------------------------------------------------------------------------------
  3,750,000     Stockton Community Facilities District (Brookside Estates)     6.200            08/01/2015           3,902,175
------------------------------------------------------------------------------------------------------------------------------
    135,000     Stockton Public Finance Authority, Series A                    5.875            09/02/2016             141,573
------------------------------------------------------------------------------------------------------------------------------
  2,250,000     Tejon Ranch Public Facilities Finance Authority
                Special Tax (Community Facilities District No. 1)              7.200            09/01/2030           2,318,580
------------------------------------------------------------------------------------------------------------------------------
  2,650,000     Upland Community Facilities District Special Tax
                (San Antonio)                                                  6.100            09/01/2034           2,645,124
------------------------------------------------------------------------------------------------------------------------------
  4,000,000     Western Hills Water District Special Tax
                (Diablo Grande Community Facilities)                           6.125            09/01/2031           3,934,840
                                                                                                               ---------------
                                                                                                                   458,232,147

------------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--13.0%
  2,245,000     Puerto Rico HBFA                                               6.250            04/01/2029           2,305,929
------------------------------------------------------------------------------------------------------------------------------
  5,510,000     Puerto Rico ITEMECF (Congeneration Facilities)                 6.625            06/01/2026           5,725,827
------------------------------------------------------------------------------------------------------------------------------
  2,760,000     Puerto Rico ITEMECF (Mennonite General Hospital)               6.500            07/01/2012           2,691,662
------------------------------------------------------------------------------------------------------------------------------
 21,195,000     Puerto Rico Port Authority (American Airlines), Series A       6.250            06/01/2026          14,258,300
------------------------------------------------------------------------------------------------------------------------------
  1,205,000     Puerto Rico Port Authority (American Airlines), Series A       6.300            06/01/2023             810,712
------------------------------------------------------------------------------------------------------------------------------
 27,000,000     V.I.  Public Finance Authority (Hovensa Coker)                 6.500            07/01/2021          28,789,290

22 |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                               VALUE
   AMOUNT                                                                    COUPON               MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS Continued
 $4,515,000     V.I. Public Finance Authority, Series A                        6.375%           10/01/2019     $     5,054,949
------------------------------------------------------------------------------------------------------------------------------
  5,150,000     V.I. Public Finance Authority, Series E                        6.000            10/01/2022           5,216,886
                                                                                                               ---------------
                                                                                                                    64,853,555

------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $530,960,169)--104.9%                                                           523,085,702
------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(4.9)                                                                      (24,502,459)
                                                                                                               ---------------
 NET ASSETS--100.0%                                                                                            $   498,583,243
                                                                                                               ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Illiquid security. See Note 5 of Notes to Financial Statements.
2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to
Financial Statements.
3. When-issued security to be delivered and settled after July 31, 2004. See Note 1 of Notes to Financial Statements.
4. Issue is in default. See Note 1 of Notes to Financial Statements.
5. Non-income-accruing security.
6. Represents the current interest rate for a variable or increasing rate security.
7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE BELOW:

ABAG     Association of Bay Area Governments
CDA      Communities Development Authority
CDC      Community Development Corp.
COP      Certificates of Participation
EFA      Educational Facilities Authority
GO       General Obligation
HBFA     Housing Bank and Finance Agency
HFA      Housing Finance Agency/Authority
INFLOS   Inverse Floating Rate Securities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
RIBS     Residual Interest Bonds
RITES    Residual Interest Tax Exempt Security
ROLs     Residual Option Longs
SARVS    Select Auction Rate Variable Securities
TASC     Tobacco Settlement Asset-Backed Bonds
USD      Unified School District
V.I.     United States Virgin Islands


23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INDUSTRY CONCENTRATIONS  July 31, 2004 / Unaudited

 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                          MARKET VALUE       PERCENT
--------------------------------------------------------------------------------
 Tobacco                                            $140,004,628       26.8%
 Special Tax                                         117,873,032       22.5
 Special Assessment                                   36,513,147        7.0
 Pollution Control                                    35,286,001        6.7
 Hospital/Health Care                                 23,136,152        4.4
 Education                                            21,674,542        4.1
 Marine/Aviation Facilities                           16,305,216        3.1
 Adult Living Facilities                              15,836,245        3.0
 Airlines                                             15,081,825        2.9
 Municipal Leases                                     15,067,897        2.9
 General Obligation                                   14,036,928        2.7
 Higher Education                                     13,036,395        2.5
 Electric Utilities                                   11,812,304        2.3
 Multifamily Housing                                  10,917,372        2.1
 Sales Tax Revenue                                    10,271,835        2.0
 Hotels, Restaurants & Leisure                         9,773,932        1.9
 Not-for-Profit Organization                           7,649,802        1.5
 Single Family Housing                                 5,682,065        1.0
 Water Utilities                                       2,513,176        0.5
 Gas Utilities                                           506,635        0.1
 Sewer Utilities                                         106,573         --
                                                    ------------------------
 Total                                              $523,085,702      100.0%
                                                    ========================

24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 SUMMARY OF RATINGS  July 31, 2004 / Unaudited

 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATING                                                                PERCENT
--------------------------------------------------------------------------------
 AAA                                                                     10.4%
 AA                                                                       0.6
 A                                                                        5.3
 BBB                                                                     61.0
 BB                                                                       1.0
 CCC                                                                      2.9
 Not Rated                                                               18.8
                                                                        ------
 Total                                                                  100.0%
                                                                        ======


Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  July 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS

 Investments, at value (cost $530,960,169)--see accompanying statement of investments    $  523,085,702
--------------------------------------------------------------------------------------------------------
 Cash                                                                                           758,826
--------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                     8,985,767
 Investments sold                                                                             3,169,455
 Shares of beneficial interest sold                                                             653,769
 Other                                                                                           14,502
                                                                                         ---------------
 Total assets                                                                               536,668,021

--------------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Notes payable to bank (interest rate 2.1200% at July 31, 2004)                              30,400,000
 Investments purchased (including $1,086,861 purchased on a when-issued
 basis or forward commitment)                                                                 6,118,076
 Shares of beneficial interest redeemed                                                         904,524
 Dividends                                                                                      343,285
 Trustees' compensation                                                                         110,023
 Distribution and service plan fees                                                             101,877
 Shareholder communications                                                                      35,523
 Transfer and shareholder servicing agent fees                                                   19,254
 Other                                                                                           52,216
                                                                                         ---------------
 Total liabilities                                                                           38,084,778

--------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                              $  498,583,243
                                                                                         ===============

--------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                                              $       48,373
--------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                 505,870,271
--------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                            5,214,626
--------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                (4,675,560)
--------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments                                                  (7,874,467)
                                                                                         ---------------
 NET ASSETS                                                                              $  498,583,243
                                                                                         ===============



26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------

 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $401,490,771 and 38,951,941 shares of beneficial interest outstanding)              $10.31
 Maximum offering price per share (net asset value plus sales charge of 4.75% of
 offering price)                                                                     $10.82
--------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $65,990,951
 and 6,398,360 shares of beneficial interest outstanding)                            $10.31
--------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $31,101,521
 and 3,022,661 shares of beneficial interest outstanding)                            $10.29


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended July 31, 2004
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                              $ 38,662,841

------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                          2,821,557
------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                    962,846
 Class B                                                                    845,683
 Class C                                                                    303,876
------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                    175,055
 Class B                                                                     42,253
 Class C                                                                     17,542
------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                      4,732
 Class B                                                                        563
 Class C                                                                      1,322
------------------------------------------------------------------------------------
 Interest expense                                                           750,687
------------------------------------------------------------------------------------
 Custodian fees and expenses                                                 34,813
------------------------------------------------------------------------------------
 Trustees' compensation                                                      26,782
------------------------------------------------------------------------------------
 Other                                                                       77,313
                                                                       -------------
 Total expenses                                                           6,065,024
 Less reduction to custodian expenses                                        (1,316)
 Less payments and waivers of expenses                                     (132,440)
                                                                       -------------
 Net expenses                                                             5,931,268

------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                   32,731,573

------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN

 Net realized gain on investments                                         2,593,176
------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments      9,407,322


------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 44,732,071
                                                                       =============




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED JULY 31,                                                           2004             2003
-----------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                 $ 32,731,573     $ 31,551,526
-----------------------------------------------------------------------------------------------------
 Net realized gain                                                        2,593,176       24,391,797
-----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                     9,407,322      (60,092,630)
                                                                       ------------------------------
 Net increase (decrease) in net assets resulting from operations         44,732,071       (4,149,307)

-----------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                (23,080,655)     (22,799,725)
 Class B                                                                 (4,213,716)      (5,652,080)
 Class C                                                                 (1,515,899)      (1,298,059)

-----------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                                  4,558,937          686,685
 Class B                                                                (38,472,624)     (20,852,100)
 Class C                                                                  2,456,965        4,701,867

-----------------------------------------------------------------------------------------------------
 NET ASSETS

 Total decrease                                                         (15,534,921)     (49,362,719)
-----------------------------------------------------------------------------------------------------
 Beginning of period                                                    514,118,164      563,480,883
                                                                       ------------------------------
 End of period (including accumulated net investment income of
 $5,214,626 and $1,293,323, respectively)                              $498,583,243     $514,118,164
                                                                       ==============================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES

 Net increase in net assets from operations                              $   44,732,071
----------------------------------------------------------------------------------------
 Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
 Purchase of investment securities                                         (224,958,114)
 Proceeds from disposition of investment securities                         260,765,105
 Decrease in interest receivable                                                485,029
 Decrease in receivable for securities sold                                   6,889,765
 Increase in other assets                                                       (10,829)
 Increase in payable for securities purchased                                 2,278,733
 Decrease in accrued expenses                                                   (16,777)
 Premium amortization                                                           684,383
 Discount amortization                                                       (1,196,515)
 Realized gain on securities                                                 (2,593,176)
 Unrealized appreciation on securities                                       (9,407,322)
                                                                         ---------------
 Net cash provided by operating activities                                   77,652,353

----------------------------------------------------------------------------------------
 CASH FLOWS FROM FINANCING ACTIVITIES

 Proceeds from issuance of debt                                             216,100,000
 Payment on outstanding debt                                               (232,500,000)
 Proceeds from shares sold                                                   97,796,458
 Payment on shares redeemed                                                (147,126,683)
 Cash distributions paid                                                    (11,591,894)
                                                                         ---------------
 Net cash used by financing activities                                      (77,322,119)
----------------------------------------------------------------------------------------
 Net increase in cash                                                           330,234
----------------------------------------------------------------------------------------
 Cash, beginning balance                                                        428,592
                                                                         ---------------
 Cash, ending balance                                                    $      758,826
                                                                         ===============

 Supplemental disclosure of cash flow information:
 Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $17,514,151.
 Cash paid for interest on bank borrowings--$743,459.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED JULY 31,                            2004          2003        2002        2001         2000
-------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                  $ 9.97        $10.60      $10.49     $ 10.11      $ 10.57
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .68           .63         .53         .53          .53
 Net realized and unrealized gain (loss)                  .27          (.66)        .10         .38         (.46)
                                                       ------------------------------------------------------------
 Total from investment operations                         .95          (.03)        .63         .91          .07
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                    (.61)         (.60)       (.52)       (.53)        (.53)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $10.31        $ 9.97     $ 10.60     $ 10.49      $ 10.11
                                                       ============================================================

-------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                      9.54%        (0.57)%      6.20%       9.17%        0.86%

-------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)            $401,491      $385,141    $409,689    $387,388     $270,494
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $400,452      $410,237    $398,651    $344,808     $283,025
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   6.52%         5.88%       5.09%       5.08%        5.34%
 Total expenses                                          1.00%         0.96%       0.86% 3     0.88%        0.91% 3
 Expenses after payments and waivers and
 reduction to custodian expenses                         0.97%          N/A 4       N/A        0.87% 3       N/A
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   26%           63%         27%         20%          48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B   YEAR ENDED JULY 31,                            2004          2003        2002        2001         2000
-------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                  $ 9.97        $10.61      $10.50      $10.11       $10.57
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .64           .55         .45         .45          .45
 Net realized and unrealized gain (loss)                  .22          (.68)        .10         .39         (.45)
                                                       -------------------------------------------------------------
 Total from investment operations                         .86          (.13)        .55         .84           --
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                    (.52)         (.51)       (.44)       (.45)        (.46)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $10.31         $9.97      $10.61      $10.50       $10.11
                                                       ============================================================

-------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                      8.70%        (1.42)%      5.39%       8.46%        0.10%

-------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)             $65,991      $101,079    $128,857    $137,307     $105,393
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $84,482      $118,611    $132,685    $126,060     $113,936
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   5.76%         5.09%       4.32%       4.33%        4.57%
 Total expenses                                          1.77%         1.73%       1.62% 3     1.63%        1.67% 3
 Expenses after payments and waivers and
 reduction to custodian expenses                         1.74%          N/A 4       N/A        1.62% 3       N/A
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   26%           63%         27%         20%          48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

CLASS C   YEAR ENDED JULY 31,                            2004          2003        2002        2001         2000
-------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                  $ 9.95        $10.58      $10.48      $10.09       $10.55
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .60           .54         .46         .45          .45
 Net realized and unrealized gain (loss)                  .26          (.66)        .08         .39         (.45)
                                                       -------------------------------------------------------------
 Total from investment operations                         .86          (.12)        .54         .84           --
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                    (.52)         (.51)       (.44)       (.45)        (.46)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $10.29         $9.95      $10.58      $10.48       $10.09
                                                       ============================================================

-------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                      8.71%        (1.33)%      5.31%       8.48%        0.10%

-------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)             $31,102       $27,898     $24,936     $18,105      $12,659
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $30,371       $27,011     $21,775     $14,489      $14,424
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   5.74%         5.12%       4.33%       4.32%        4.58%
 Total expenses                                          1.78%         1.73%       1.62% 3     1.63%        1.67% 3
 Expenses after payments and waivers and
 reduction to custodian expenses                         1.75%          N/A 4       N/A        1.62% 3       N/A
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   26%           63%         27%         20%          48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer California Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

34 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $61,567,309 as of July 31, 2004. Including the effect of leverage, inverse floaters represent 17.15% of the Fund's total assets as of July 31, 2004.
--------------------------------------------------------------------------------
 SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2004, the Fund had purchased $1,086,861 of securities on a when-issued basis or forward commitment.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2004, securities with an aggregate market value of $12,813, representing less than 0.01% of the Fund's net assets, were in default.
    There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

35 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  DEPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
         UNDISTRIBUTED   UNDISTRIBUTED         ACCUMULATED   OTHER INVESTMENTS
         NET INVESTMENT      LONG-TERM                LOSS  FOR FEDERAL INCOME
         INCOME                   GAIN  CARRYFORWARD 1,2,3        TAX PURPOSES
         ---------------------------------------------------------------------
         $5,666,055                $--          $4,675,560          $7,874,467

 1. As of July 31, 2004, the Fund had $4,675,560 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2004, details of the capital loss carryforward were as follows:

                              EXPIRING
                              ----------------------
                              2009        $4,675,560

 2. During the fiscal year ended July 31, 2004, the Fund utilized $2,486,648 of capital loss carryforward to offset capital gains realized in that fiscal year.
 3. During the fiscal year ended July 31, 2003, the Fund utilized $23,695,023 of capital loss carryforward to offset capital gains realized in that fiscal year.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the years ended July 31, 2004 and July 31, 2003 was as follows:

                                             YEAR ENDED      YEAR ENDED
                                          JULY 31, 2004   JULY 31, 2003
             ----------------------------------------------------------
             Distributions paid from:
             Exempt-interest dividends      $28,810,270     $29,749,864

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2004 are noted below. The primary difference between book

36 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities         $530,960,169
                                                        ============
                 Gross unrealized appreciation          $ 15,812,005
                 Gross unrealized depreciation           (23,686,472)
                                                        ------------
                 Net unrealized depreciation            $ (7,874,467)
                                                        ============

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2004, the Fund's projected benefit obligations were increased by $11,545 and payments of $7,869 were made to retired trustees, resulting in an accumulated liability of $96,230 as of July 31, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


37 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED JULY 31, 2004      YEAR ENDED JULY 31, 2003
                                  SHARES         AMOUNT        SHARES          AMOUNT
---------------------------------------------------------------------------------------
 CLASS A
 Sold                          7,744,923   $ 80,841,517     8,766,917   $  91,812,775
 Dividends and/or
 distributions reinvested      1,331,353     13,858,499     1,319,683      13,774,616
 Redeemed                     (8,763,844)   (90,141,079)  (10,095,373)   (104,900,706)
                             ----------------------------------------------------------
 Net increase (decrease)         312,432   $  4,558,937        (8,773)  $     686,685
                             ==========================================================

---------------------------------------------------------------------------------------
 CLASS B
 Sold                            600,000   $  6,274,104     1,596,238   $  16,769,161
 Dividends and/or
 distributions reinvested        260,942      2,715,157       351,551       3,673,171
 Redeemed                     (4,597,223)   (47,461,885)   (3,961,809)    (41,294,432)
                             ----------------------------------------------------------
 Net decrease                 (3,736,281)  $(38,472,624)   (2,014,020)  $ (20,852,100)
                             ==========================================================

---------------------------------------------------------------------------------------
 CLASS C
 Sold                          1,017,725   $ 10,643,445     1,603,845   $  16,628,381
 Dividends and/or
 distributions reinvested         90,433        940,495        88,937         926,483
 Redeemed                       (888,932)    (9,126,975)   (1,245,225)    (12,852,997)
                             ----------------------------------------------------------
 Net increase                    219,226   $  2,456,965       447,557   $   4,701,867
                             ==========================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2004, were $135,881,623 and $168,544,195, respectively.
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2004, the Fund paid $236,150 to OFS for services to the Fund.

38 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25 % of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2004 for Class B and Class C shares were $2,233,804 and $645,929, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                       CLASS A        CLASS B        CLASS C
                        CLASS A     CONTINGENT     CONTINGENT     CONTINGENT
                      FRONT-END       DEFERRED       DEFERRED       DEFERRED
                  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 YEAR ENDED         DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-------------------------------------------------------------------------------
 July 31, 2004          $167,669       $12,704       $311,082        $12,774


39 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily undertaken to limit its management fees to a maximum annual rate of 0.55% of average annual net assets for each class of shares. During the year ended July 31, 2004, the Manager waived $130,244 of its management fees. This voluntary undertaking is expected to remain in effect indefinitely, however, may be amended or withdrawn by the Manager at any time.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended July 31, 2004, OFS waived $1,896, $180 and $120 for Class A, Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of July 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2004 was $51,831,277, which represents 10.40% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $30,400,000 at July 31, 2004 at an interest rate of 2.12%. For the year ended July 31, 2004, the average monthly loan balance was $41,079,178 at an average daily interest rate of 1.777%. The Fund had gross borrowings and gross loan repayments of $216,100,000 and $232,500,000, respectively, during the year ended July 31, 2004. The maximum amount of borrowings outstanding at any month-end was $67,300,000. The Fund paid commitment fees of $4,398 and interest of $743,459 during the year ended July 31, 2004.

40 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

41 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER CALIFORNIA MUNICIPAL FUND:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer California Municipal Fund, including the statement of investments, as of July 31, 2004, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer California Municipal Fund as of July 31, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

 KPMG LLP

 Denver, Colorado
 August 20, 2004 except as to the note entitled "Subsequent Events-Litigation," which is as of September 14, 2004

42 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------
 In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended July 31, 2004 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.
    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied and the SEC's Public Reference Room in Washington D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

43 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
FUND, LENGTH OF SERVICE, AGE   OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE;
                               NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY
                               OVERSEEN BY TRUSTEE

INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS
TRUSTEES                       6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924.
                               EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL
                               HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                               REMOVAL.

CLAYTON K. YEUTTER,            Of Counsel (since June 1993) Hogan & Hartson (a
Chairman of the Board          law firm); a director (since 2002) of Danielson
of Trustees (since 2003);      Holding Corp. Formerly a director of Weyerhaeuser
Trustee (since 1993)           Corp. (1999-April 2004), Caterpillar, Inc.
Age: 73                        (1993-December 2002), ConAgra Foods (1993-2001),
                               Texas Instruments (1993-2001) and FMC Corporation
                               (1993-2001). Oversees 25 portfolios in the OppenheimerFunds

ROBERT G. GALLI,               A trustee or director of other Oppenheimer funds.
Trustee (since 1993)           Oversees 35 portfolios in the OppenheimerFunds
Age: 71                        complex.

PHILLIP A. GRIFFITHS,          A director (since 1991) of the Institute for
Trustee (since 1999)           Advanced Study, Princeton, N.J., a director
Age: 65                        (since 2001) of GSI Lumonics, a trustee (since
                               1983) of Woodward Academy, a Senior Advisor
                               (since 2001) of The Andrew W. Mellon Foundation.
                               A member of: the National Academy of Sciences
                               (since 1979), American Academy of Arts and
                               Sciences (since 1995), American Philosophical
                               Society (since 1996) and Council on Foreign
                               Relations (since 2002). Formerly a director of
                               Bankers Trust New York Corporation (1994-1999).
                               Oversees 25 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                Director (since January 2002) Columbia Equity
Trustee (since 2002)           Financial Corp. (privately-held financial
Age: 52                        adviser); Managing Director (since January 2002)
                               Carmona Motley, Inc. (privately-held financial adviser). Formerly a Managing Director of Carmona
                               Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001). Oversees
                               25 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,            A director (since February 1972) of Dominion
Trustee (since 1988)           Resources, Inc. (electric utility holding
Age: 77                        company); formerly a director of Prime Retail,
                               Inc. (real estate investment trust) and Dominion
                               Energy, Inc. (electric power and oil & gas producer), President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American
                               Motorists Insurance Company and American
                               Manufacturers Mutual Insurance Company. Oversees
                               25 portfolios in the OppenheimerFunds complex.

EDWARD V. REGAN,               President, Baruch College, CUNY; a director of
Trustee (since 1993)           RBAsset (real estate manager); a director of
Age: 74                        OffitBank; formerly Trustee, Financial Accounting
                               Foundation (FASB and GASB), Senior Fellow of
                               Jerome Levy Economics Institute, Bard College,
                               Chairman of Municipal Assistance Corporation for the City of New York, New York State Comptroller and Trustee of New York State and Local
                               Retirement Fund. Oversees 25 investment companies in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,      Chairman (since 1993) of The Directorship Search
Trustee (since 1989)           Group, Inc. (corporate governance consulting and
Age: 72                        executive recruiting); a Life Trustee of
                               International House (non-profit educational organization); a former trustee of The Historical
                               Society of the Town of Greenwich. Oversees 25 portfolios in the OppenheimerFunds complex.


44 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

DONALD W. SPIRO,               Chairman Emeritus (since January 1991) of the
Vice Chairman of the           Manager. Formerly a director (January 1969-August
Board of Trustees,             1999) of the Manager. Oversees 25 portfolios in
Trustee (since 1988)           the OppenheimerFunds complex.
Age: 78
--------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS
AND OFFICER                    TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                               11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY
                               SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                               RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director
President and Trustee          (since June 2001) and President (since September
(since 2002)                   2000) of the Manager; President and a director or
Age: 55                        trustee of other Oppenheimer funds; President and
                               a director (since July 2001) of Oppenheimer
                               Acquisition Corp. (the Manager's parent holding
                               company) and of Oppenheimer Partnership Holdings,
                               Inc. (a holding company subsidiary of the
                               Manager); a director (since November 2001) of
                               OppenheimerFunds Distributor, Inc. (a subsidiary
                               of the Manager); Chairman and a director (since
                               July 2001) of Shareholder Services, Inc. and of
                               Shareholder Financial Services, Inc. (transfer
                               agent subsidiaries of the Manager); President and
                               a director (since July 2001) of OppenheimerFunds
                               Legacy Program (a charitable trust program
                               established by the Manager); a director of the
                               following investment advisory subsidiaries of the
                               Manager: OFI Institutional Asset Management,
                               Inc., Centennial Asset Management Corporation,
                               Trinity Investment Management Corporation and
                               Tremont Capital Management, Inc. (since November
                               2001), HarbourView Asset Management Corporation
                               and OFI Private Investments, Inc. (since July
                               2001); President (since November 1, 2001) and a
                               director (since July 2001) of Oppenheimer Real
                               Asset Management, Inc.; Executive Vice President
                               (since February 1997) of Massachusetts Mutual
                               Life Insurance Company (the Manager's parent
                               company); a director (since June 1995) of DLB
                               Acquisition Corporation (a holding company that
                               owns the shares of Babson Capital Management
                               LLC); a member of the Investment Company
                               Institute's Board of Governors (elected to serve
                               from October 3, 2003 through September 30, 2006).
                               Formerly, Chief Operating Officer (September
                               2000-June 2001) of the Manager; President and
                               trustee (November 1999-November 2001) of MML
                               Series Investment Fund and MassMutual
                               Institutional Funds (open-end investment
                               companies); a director (September 1999-August
                               2000) of C.M. Life Insurance Company; President,
                               Chief Executive Officer and director (September
                               1999-August 2000) of MML Bay State Life Insurance
                               Company; a director (June 1989-June 1998) of
                               Emerald Isle Bancorp and Hibernia Savings Bank (a
                               wholly-owned subsidiary of Emerald Isle Bancorp).
                               Oversees 73 portfolios as Trustee/Director and 10
                               portfolios as Officer in the OppenheimerFunds
                               complex.
--------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS
                               AS FOLLOWS: FOR MR. ZACK, TWO WORLD FINANCIAL
                               CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
                               NY 10281-1008, FOR MR. WIXTED AND MR. VANDEHEY,
                               6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924,
                               AND FOR MR. FIELDING, 350 LINDEN OAKS, ROCHESTER,
                               NY 14625. EACH OFFICER SERVES FOR AN ANNUAL TERM
                               OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR
                               REMOVAL.

RONALD H. FIELDING,            Senior Vice President of the Manager since
Vice President (since 2002)    January 1996; Chairman of the Rochester Division
Age: 55                        of the Manager since January 1996; an officer of
                               10 portfolios in the OppenheimerFunds complex.


45 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March
Treasurer (since 1999)         1999) of the Manager; Treasurer of HarbourView
Age: 44                        Asset Management Corporation, Shareholder
                               Financial Services, Inc., Shareholder Services,
                               Inc., Oppenheimer Real Asset Management
                               Corporation, and Oppenheimer Partnership
                               Holdings, Inc. (since March 1999), of OFI Private
                               Investments, Inc. (since March 2000), of
                               OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc (since May 2000), of OFI
                               Institutional Asset Management, Inc. (since
                               November 2000), and of OppenheimerFunds Legacy
                               Program (a Colorado non-profit corporation)
                               (since June 2003); Treasurer and Chief Financial
                               Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager);
                               Assistant Treasurer (since March 1999) of
                               Oppenheimer Acquisition Corp. Formerly Assistant
                               Treasurer of Centennial Asset Management
                               Corporation (March 1999-October 2003) and
                               OppenheimerFunds Legacy Program (April 2000-June
                               2003); Principal and Chief Operating Officer
                               (March 1995-March 1999) at Bankers Trust
                               Company-Mutual Fund Services Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and
Secretary (since 2001)         General Counsel (since February 2002) of the
Age: 56                        Manager; General Counsel and a director (since
                               November 2001) of the Distributor; General
                               Counsel (since November 2001) of Centennial Asset
                               Management Corporation; Senior Vice President and
                               General Counsel (since November 2001) of
                               HarbourView Asset Management Corporation;
                               Secretary and General Counsel (since November
                               2001) of Oppenheimer Acquisition Corp.; Assistant
                               Secretary and a director (since October 1997) of OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc; Vice President and a director (since November 2001) of Oppenheimer
                               Partnership Holdings, Inc.; a director (since
                               November 2001) of Oppenheimer Real Asset
                               Management, Inc.; Senior Vice President, General
                               Counsel and a director (since November 2001) of Shareholder Financial Services, Inc., Shareholder
                               Services, Inc., OFI Private Investments, Inc. and
                               OFI Trust Company; Vice President (since November
                               2001) of OppenheimerFunds Legacy Program; Senior
                               Vice President and General Counsel (since
                               November 2001) of OFI Institutional Asset
                               Management, Inc.; a director (since June 2003) of
                               OppenheimerFunds (Asia) Limited. Formerly Senior
                               Vice President (May 1985-December 2003), Acting
                               General Counsel (November 2001-February 2002) and
                               Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November
                               2001), Shareholder Financial Services, Inc.
                               (November 1989-November 2001); and
                               OppenheimerFunds International Ltd. (October
                               1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance
Vice President and Chief       Officer (since March 2004) of the Manager; Vice
Compliance Officer             President (since June 1983) of OppenheimerFunds
(since 2004)                   Distributor, Inc., Centennial Asset Management
Age: 53                        Corporation and Shareholder Services, Inc.
                               Formerly (until February 2004) Vice President and
                               Director of Internal Audit of OppenheimerFunds,
                               Inc. An officer of 83 portfolios in the
                               Oppenheimer fund complex.


THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

46 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $20,000 in fiscal 2004 and $15,000 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,000 in fiscal 2003.

              The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $136 in fiscal 2003.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include consultations regarding the registrant's retirement plan with respect to its directors.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,500 in fiscal 2004 and $5,136 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (a) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (b)  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)